UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redbrick Capital Management, L.P.
Address: 75 Park Plaza
         Boston, MA  02116

13F File Number:  28-11687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sherri Pelski
Title:     COO/CFO
Phone:     617-892-8950

Signature, Place, and Date of Signing:

       /s/  Sherri Pelski     Boston, MA     November 10, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $569,125 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-13199                      Jeffrey S. Baum

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        UNIT 99/99/9999  026874115      321    37500 SH       SOLE    01              37500        0        0
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3     7682  8500000 PRN      SOLE    01            8500000        0        0
ANHEUSER BUSCH COS INC         COM              035229103     7461   115000 SH       SOLE    01             115000        0        0
ANIXTER INTL INC               NOTE 7/0         035290AG0    32286 35000000 PRN      SOLE    01           35000000        0        0
BCE INC                        COM NEW          05534b760     3453   100000 SH       SOLE    01             100000        0        0
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    22725 26000000 PRN      SOLE    01           26000000        0        0
BOSTON PRIVATE FINL HLDGS IN   NOTE 3.000% 7/1  101119AB1    12003 13000000 PRN      SOLE    01           13000000        0        0
BRANDYWINE OPER PARTNERSHIP    NOTE 3.875%10/1  105340AH6    26123 30000000 PRN      SOLE    01           30000000        0        0
CHARMING SHOPPES INC           NOTE 1.125% 5/0  161133AE3     3144  5000000 PRN      SOLE    01            5000000        0        0
COMPUTER ASSOC INTL INC        NOTE 1.625%12/1  204912AQ2    52423 48823000 PRN      SOLE    01           48823000        0        0
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.000% 3/1  251591AS2     5942  7800000 PRN      SOLE    01            7800000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    18549 19000000 PRN      SOLE    01           19000000        0        0
ENCANA CORP                    COM              292505104     3197    50000 SH       SOLE    01              50000        0        0
ENCANA CORP                    COM              292505104     1598    25000 SH  Call SOLE    01              25000        0        0
GENENTECH INC                  COM NEW          368710406     1729    19500 SH       SOLE    01              19500        0        0
GENENTECH INC                  COM NEW          368710406    15962   180000 SH  Call SOLE    01             180000        0        0
GENERAL CABLE CORP DEL NEW     NOTE 0.875%11/1  369300AD0     2243  2500000 PRN      SOLE    01            2500000        0        0
GILEAD SCIENCES INC            NOTE 0.500% 5/0  375558AG8    29546 23900000 PRN      SOLE    01           23900000        0        0
GILEAD SCIENCES INC            NOTE 0.625% 5/0  375558AH6    25353 20000000 PRN      SOLE    01           20000000        0        0
HCC INS HLDGS INC              NOTE 1.300% 4/0  404132AB8     9149  7500000 PRN      SOLE    01            7500000        0        0
HEALTH CARE REIT INC           NOTE 4.750% 7/1  42217KAQ9    22125 20000000 PRN      SOLE    01           20000000        0        0
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6    18180 18000000 PRN      SOLE    01           18000000        0        0
HOSPITALITY PPTYS TR           NOTE 3.800% 3/1  44106MAK8    17024 21825000 PRN      SOLE    01           21825000        0        0
HUNTSMAN CORP                  COM              447011107     3780   300000 SH  Call SOLE    01             300000        0        0
INTERNATIONAL GAME TECHNOLOG   DBCV 2.600%12/1  459902AP7     9522 10000000 PRN      SOLE    01           10000000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.125% 5/0  535678AD8    38273 42000000 PRN      SOLE    01           42000000        0        0
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1  549463AG2     6191  7000000 PRN      SOLE    01            7000000        0        0
MASSEY ENERGY CO               NOTE 3.250% 8/0  576203AJ2    10388 15000000 PRN      SOLE    01           15000000        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8    10148 10000000 PRN      SOLE    01           10000000        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6    10184 20000000 PRN      SOLE    01           20000000        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    29454 26500000 PRN      SOLE    01           26500000        0        0
OMNICARE INC                   DBCV 3.250%12/1  681904AL2     6600 10000000 PRN      SOLE    01           10000000        0        0
PROLOGIS                       NOTE 1.875%11/1  743410AR3    43807 61000000 PRN      SOLE    01           61000000        0        0
TEVA PHARMACEUTICAL FIN II L   DBCV 0.250% 2/0  88164RAB3    13350 10000000 PRN      SOLE    01           10000000        0        0
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500%12/1  893830AW9    32088 34000000 PRN      SOLE    01           34000000        0        0
VORNADO RLTY L P               DBCV 3.625%11/1  929043AE7    14527 17000000 PRN      SOLE    01           17000000        0        0
WASHINGTON MUT INC             CONV7.75%SER R   939322814        0    36735 SH       SOLE    01              36735        0        0
YAHOO INC                      COM              984332106     2595   150000 SH  Call SOLE    01             150000        0        0
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